Average Annual Total Returns{- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2055 Fund	Fidelity Freedom 2055 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2055 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	16.56%	12.60%	[1]	28.71%	18.00%	[1]	16.18%	12.85%	[1]

[1]	(a)From July 20, 2017